Equity Capital Structure	6 Months Ended
Jun. 30, 2025
Equity Capital Structure [Abstract]
Equity Capital Structure
13.	Equity Capital Structure:

Under the Company’s Articles of Incorporation, as amended, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares.

Reverse Stock Split

On March 27, 2024, the Company effected a 1-for-10 reverse stock split of its common shares without any change in the number of authorized common shares. All share and per share amounts, as well as the number of warrant shares eligible for purchase under the Company’s effective warrant schemes, in the accompanying unaudited interim condensed consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of outstanding shares as of March 27, 2024, was decreased to 9,662,354 while the par value of the Company’s common shares remained unchanged to $0.001 per share.

Mezzanine equity:

5.00% SERIES D CUMULATIVE PERPETUAL CONVERTIBLE PREFERRED SHARES

On August 7, 2023, the Company agreed to issue 50,000 Series D Preferred Shares, having a stated value of $1,000 and par value of $0.001 per share, to Toro for aggregate consideration of $50.0 million in cash. On December 12, 2024, the Company agreed to issue an additional 50,000 Series D Preferred Shares for an aggregate consideration of $50.0 million in cash. Details of the Company’s Series D Preferred Shares are discussed in Note 14 to the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.

The Company uses an effective interest rate of 10.24% over the expected life of the Series D Preferred Shares being nine years, which is the expected earliest redemption date. This is consistent with the interest method, taking into account the discount between the issuance price and liquidation preference and the stated dividends, including “step-up” amounts. The amount accreted in the six months ended June 30, 2025, was $1,451,187, and is presented as ‘Deemed dividend on Series D Preferred Shares’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

As of June 30, 2025, the net value of Mezzanine Equity amounted to $79,159,445, including the amount of $1,451,187 of deemed dividend on the Series D Preferred Shares in the six months ended June 30, 2025, and is separately presented as ‘Mezzanine Equity’ in the accompanying unaudited condensed consolidated balance sheet. During the six months ended June 30, 2025, the Company paid to Toro a dividend amounting to $2,097,222 on the Series D Preferred Shares for the periods from October 15, 2024 to January 14, 2025 and from January 15, 2025 to April 14, 2025, and the accrued amount for the period from April 15, 2025 to June 30, 2025 (included in the dividend period ended July 14, 2025) amounted to $1,104,166.

Accumulated other comprehensive income

Accumulated Other Comprehensive Income (AOCI) consists of foreign currency translation amounts that relate to accumulated foreign currency gains / losses as a result of translation the financial statements into US Dollars as the presentation currency. In addition, the AOCI includes the effective portion of the gain or loss on the hedging instrument which will be reclassified into earnings when the hedged transaction affects earnings.

Non-controlling interests

Non-controlling interests (NCI) represent ownership stakes in subsidiaries that are less than 100% owned. Changes in NCI during the reporting period are due to allocation of the consolidated income statement and other comprehensive income between the parent company and the NCI.

During the six months ended, MPC Capital declared total dividends of $10,975,490. Of this amount, $8,127,292 (representing Castor’s share in MPC Capital) was paid to Castor and eliminated in consolidation. The remaining $2,848,198 was distributed to noncontrolling shareholders and is reflected as a reduction of noncontrolling interests in the unaudited condensed consolidated statements of shareholders’ equity and mezzanine equity.